Share-based Compensation - Assumptions used to estimate fair value of each option granted (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Vesting period (in years)	4 years
Employee Stock Option
Share-based Compensation
Risk-free interest rate		4.40%
Risk-free interest rate, Minimum			4.00%	4.10%
Risk-free interest rate, Maximum			4.40%	4.30%
Expected volatility		60.00%
Expected volatility, Minimum			50.00%	49.70%
Expected volatility, Maximum			58.50%	50.00%
Expected term (in years)		10 years	10 years	10 years
Discount for lack of marketability ("DLOM"), Minimum			0.073	0.125
Discount for lack of marketability ("DLOM"), Maximum			0.095	0.138